Calvert
Moderate Allocation Fund
June 30, 2021
Schedule of Investments (Unaudited)

Mutual Funds — 88.9%(1)

Security	Shares	Value
Equity Funds — 61.6%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	208,553	$ 7,628,871
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	591,903	18,124,058
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,204,446	47,117,921
Calvert US Large-Cap Growth Responsible Index Fund, Class I	398,658	19,753,503
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,857,306	57,910,813
Calvert US Mid-Cap Core Responsible Index Fund, Class I	303,836	12,034,950
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	173,912	15,279,941
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	964,228	12,959,223
Calvert Emerging Markets Equity Fund, Class R6	653,978	15,093,818
Calvert International Equity Fund, Class R6	1,066,985	28,723,226
Calvert International Opportunities Fund, Class R6	1,238,509	26,702,256
Calvert Mid-Cap Fund, Class I	85,496	4,374,840
		$265,703,420
Income Funds — 27.3%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	1,022,531	$15,941,262
Calvert Floating-Rate Advantage Fund, Class R6	2,126,777	20,204,378
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	2,189,750	37,138,160
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	431,385	11,759,550
Calvert Short Duration Income Fund, Class R6	704,248	11,683,480
Calvert Ultra-Short Duration Income Fund, Class R6	2,136,419	21,236,001
		$117,962,831
Total Mutual Funds (identified cost $293,873,043)		$383,666,251

U.S. Treasury Obligations — 3.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/45(2)(3)	$5,210	$ 6,435,870
U.S. Treasury Inflation-Protected Note, 0.875%, 1/15/29(2)(3)	5,386	6,236,332
Total U.S. Treasury Obligations (identified cost $10,656,378)		$ 12,672,202

Short-Term Investments — 8.2%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(4)	35,429,918	$ 35,429,918
Total Short-Term Investments (identified cost $35,432,527)		$ 35,429,918

Total Purchased Call Options — 0.0%(5) (identified cost $70,863)	$ 83,895
Total Investments — 100.1% (identified cost $340,032,811)	$431,852,266

Total Written Put Options — (0.0)%(5) (premiums received $73,533)	$ (68,250)

Other Assets, Less Liabilities — (0.1)%	$ (187,097)
Net Assets — 100.0%	$431,596,919

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(5)	Amount is less than 0.05% or (0.05)%, as applicable.

Calvert
Moderate Allocation Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Purchased Call Options — 0.0%(1)
Exchange-Traded Options — 0.0%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	21	$9,024,750	$4,425	9/17/21	$83,895
Total					$83,895
Written Put Options — (0.0)%(1)
Exchange-Traded Options — (0.0)%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	(21)	$9,024,750	$3,850	9/17/21	$(68,250)
Total					$(68,250)

(1)	Amount is less than 0.05% or (0.05)%, as applicable.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	44	Long	9/30/21	$9,694,094	$(18,268)
U.S. Long Treasury Bond	51	Long	9/21/21	8,198,250	225,942
U.S. Ultra 10-Year Treasury Note	7	Long	9/21/21	1,030,422	17,186
U.S. Ultra-Long Treasury Bond	(1)	Short	9/21/21	(192,688)	(7,753)
					$217,107
During the fiscal year to date ended June 30, 2021, the Fund used futures contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At June 30, 2021, the value of the Fund's investment in affiliated funds was $419,096,169, which represents 97.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Bond Fund, Class R6	$27,918,250	$ 9,516,860	$ (249,000)	$ (2,683)	$ (45,267)	$ 37,138,160	$ 511,216	$ 356,516	2,189,750
Cash Reserves Fund, LLC	18,728,136	37,473,658	(20,768,555)	(145)	(3,176)	35,429,918	19,676	—	35,429,918

Calvert
Moderate Allocation Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Emerging Markets Advancement Fund, Class I	$ 12,834,454	$ 374,614	$ (3,577,000)	$ 633,706	$ 2,693,449	$ 12,959,223	$ 19,614	$ —	964,228
Emerging Markets Equity Fund, Class R6	13,131,851	5,117,818	(7,344,000)	1,888,807	2,299,342	15,093,818	98,817	—	653,978
Equity Fund, Class R6	12,195,239	1,258,785	(683,000)	66,346	2,442,571	15,279,941	33,078	309,707	173,912
Flexible Bond Fund, Class R6	15,254,821	1,167,588	(1,345,000)	(17,028)	880,881	15,941,262	316,603	—	1,022,531
Floating-Rate Advantage Fund, Class R6	17,146,590	2,596,937	(81,000)	(171)	542,022	20,204,378	564,258	—	2,126,777
High Yield Bond Fund, Class I	17,412,192	65,176	(17,510,623)	1,177,389	(1,144,134)	—	65,176	—	—
High Yield Bond Fund, Class R6	—	18,370,774	(7,167,000)	118,433	437,343	11,759,550	418,016	—	431,385
International Equity Fund, Class R6	24,624,100	5,090,291	(6,278,973)	159,217	5,128,591	28,723,226	125,318	—	1,066,985
International Opportunities Fund, Class R6	22,219,497	2,920,965	(3,277,921)	114,729	4,724,986	26,702,256	211,045	—	1,238,509
International Responsible Index Fund, Class R6	14,057,209	5,649,170	(4,946,680)	190,974	3,173,385	18,124,058	188,490	—	591,903
Mid-Cap Fund, Class I	3,681,883	182,350	(382,000)	40,497	852,110	4,374,840	7,237	28,113	85,496
Short Duration Income Fund, Class R6	4,914,734	6,666,136	(2,000)	(3)	104,613	11,683,480	135,944	29,270	704,248
Small-Cap Fund, Class R6	6,267,262	337,711	(1,353,000)	221,078	2,155,820	7,628,871	11,711	—	208,553
Ultra-Short Duration Income Fund, Class R6	17,488,143	4,379,203	(773,000)	(6,789)	148,444	21,236,001	150,747	—	2,136,419
US Large-Cap Core Responsible Index Fund, Class R6	47,945,243	1,317,490	(14,441,000)	5,255,075	7,041,113	47,117,921	514,489	—	1,204,446

Calvert
Moderate Allocation Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
US Large-Cap Growth Responsible Index Fund, Class I	$ 16,306,469	$ 575,149	$ (933,000)	$ 360,210	$ 3,444,675	$ 19,753,503	$ 89,539	$ 220,610	398,658
US Large-Cap Value Responsible Index Fund, Class I	39,293,493	6,429,083	(2,376,000)	458,212	14,106,025	57,910,813	742,392	185,690	1,857,306
US Mid-Cap Core Responsible Index Fund, Class I	3,706,684	6,834,586	(652,000)	71,734	2,073,946	12,034,950	58,988	148,598	303,836
Totals				$ 10,729,588	$51,056,739	$419,096,169	$4,282,354	$1,278,504
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$383,666,251	$ —	$ —	$383,666,251
U.S. Treasury Obligations	—	12,672,202	—	12,672,202
Short-Term Investments	—	35,429,918	—	35,429,918
Purchased Call Options	83,895	—	—	83,895
Total Investments	$383,750,146	$48,102,120	$ —	$431,852,266
Futures Contracts	$243,128	$ —	$ —	$243,128
Total	$383,993,274	$48,102,120	$ —	$432,095,394
Liability Description
Futures Contracts	$(26,021)	$ —	$ —	$(26,021)
Written Put Options	(68,250)	—	—	(68,250)
Total	$(94,271)	$ —	$ —	$(94,271)
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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